Related Party Transactions (Details) - Schedule of Revised Fair Value at Grant Date	6 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Revised Fair Value at Grant Date [Abstract]
Fair value at Expiry date	Nov. 21, 2027
Fair value at Exercise price	$ 0.25
Fair value at No. of options (in Shares) | shares	1,000,000
Fair value at Share price at grant date	$ 0.08
Fair value at Expected volatility	119.21%
Fair value at Dividend yield	0.00%
Fair value at Risk- free interest rate	$ 4.09
Fair value at Fair value at grant date	$ 0.0511